RIGHT-OF-USE ASSETS AND LEASE LIABILITY (Narrative) (Details)	1 Months Ended
Nov. 30, 2018 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease agreement	2 years
Extended additional term of lease agreement	3 years
December 1, 2018 to November 30, 2019 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Monthly rent expenses	$ 2,917
December 1, 2019 to November 30, 2020 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Monthly rent expenses	3,005
December 1, 2020 to November 30, 2021 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Monthly rent expenses	3,095
December 1, 2021 to November 30, 2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Monthly rent expenses	3,188
December 1, 2022 to November 30, 2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Monthly rent expenses	$ 3,284